Finance costs - Schedule of Finance Costs (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Schedule of Finance Costs [Abstract]
Interest expense on convertible promissory notes	$ 1,648,858	$ 212,271
Interest expense on bank borrowings	154,980	19,951	179,866	154,307
Interest expense on lease liabilities	211,258	27,196	370,848	536,169
Finance costs	$ 2,015,096	$ 259,418	$ 550,714	$ 690,476